FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial liabilities
Balance, beginning of period	$ 45,869
Balance, end of period	48,406	$ 45,869
Level 3
Financial liabilities
Balance, beginning of period	836	821
Acquisitions		49
Dispositions		(4)
Fair value gains, net and OCI		(30)
Other		0
Balance, end of period		836
Level 3 | IFRS 9
Financial liabilities
Balance, beginning of period	836
Acquisitions	0
Dispositions	(2)
Fair value gains, net and OCI	38
Other	0
Balance, end of period	$ 872	$ 836